Schedule I Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 621,065
Amount at which shown in the consolidated balance sheets	651,641
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	615,294
Fair value	645,870
Amount at which shown in the consolidated balance sheets	645,870
Fixed-maturity securities | U.S. government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	57,053
Fair value	57,228
Amount at which shown in the consolidated balance sheets	57,228
Fixed-maturity securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	17,574
Fair value	16,509
Amount at which shown in the consolidated balance sheets	16,509
Fixed-maturity securities | Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,534
Fair value	2,423
Amount at which shown in the consolidated balance sheets	2,423
Fixed-maturity securities | Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	39,615
Fair value	43,330
Amount at which shown in the consolidated balance sheets	43,330
Fixed-maturity securities | Corporate Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	343,790
Fair value	364,231
Amount at which shown in the consolidated balance sheets	364,231
Fixed-maturity securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	154,728
Fair value	162,149
Amount at which shown in the consolidated balance sheets	162,149
Other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,771
Amount at which shown in the consolidated balance sheets	5,771
Other investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	263
Amount at which shown in the consolidated balance sheets	263
Other investments | Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,508
Amount at which shown in the consolidated balance sheets	$ 5,508